Schedule of Non Vested Shares (Details) - Restricted Stock Units (RSUs) [Member] - Beeline Financial Holdings Inc [Member] - $ / shares		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2023	Dec. 22, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of non vested shares, Balance				59,280
Weighted average grant date fair value, Balance				$ 4.84
Number of non vested shares, Granted	123,500
Weighted average grant date fair value, Granted
Number of non vested shares, Vested				(59,280)
Weighted average grant date fair value, Vested				$ (4.84)
Number of non vested shares, Balance
Weighted average grant date fair value, Balance